Interest-bearing Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-bearing Financial Liabilities

As at December 31, 2022 and 2021, this account consists of the following:

	2022	2021
		(in million pesos)
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 28 and 29)	217,288	241,075

Current portion of interest-bearing financial liabilities:
Long-term and short-term debt maturing within one year (Notes 28 and 29)	32,292	11,482
	249,580	252,557

Summary of Changes to Unamortized Debt Discount

The following table describes all changes to unamortized debt discount for the years ended December 31, 2022 and 2021:

	2022	2021
		(in million pesos)
Unamortized debt discount at beginning of the year	2,857	1,262
Revaluations during the year	20	13
Additions during the year	(243)	1,768
Accretion during the year included as part of financing costs – net (Note 5)	(355)	(186)
Unamortized debt discount at end of the year	2,279	2,857

Summary of Long-term Debt

As at December 31, 2022 and 2021, long-term debt consists of:

		2022		2021
Description	Interest Rates	U.S. Dollar	Php	U.S. Dollar	Php
		(in millions)
U.S. Dollar Debts:
Fixed Rate Notes	2.5000% to 3.4500% in 2022 and 2021	589	32,892	588	29,971
Term Loans:
Others	2.8850% and US$ LIBOR + 0.7900% to 1.0500% in 2022 and 2021	161	9,002	205	10,468
		750	41,894	793	40,439
Philippine Peso Debts:
Fixed Rate Retail Bonds	5.2813% in 2022 and 5.2250% to 5.2813% in 2021		2,596		2,594
Term Loans:
Unsecured Term Loans	3.9000% to 5.566%; PHP BVAL + 0.5000% to 0.9000% (floor rate 3.9000% to 4.6250%) and TDF + 0.2500% in 2022 and 3.9000% to 6.7339%; PHP BVAL + 0.5000% to 0.9000% (floor rate 3.9000% to 4.5000%) and TDF + 0.2500% in 2021		195,090		209,524
			197,686		212,118
Total long-term debt (Notes 28 and 29)			239,580		252,557
Less portion maturing within one year (Note 28)			22,292		11,482
Noncurrent portion of long-term debt (Note 28)			217,288		241,075

Summary of Scheduled Maturities of Consolidated Outstanding Long-term and Short-term Debt at Nominal Values

The scheduled maturities of our consolidated outstanding long-term and short-term debt at nominal values as at December 31, 2022 are as follows:

	U.S. Dollar Debt		Php Debt	Total
Year	U.S. Dollar	Php	Php	Php
	(in millions)
2023	39	2,177	30,468	32,645
2024	39	2,177	9,465	11,642
2025	14	781	22,020	22,801
2026	14	781	14,205	14,986
2027	14	782	25,825	26,607
2028 and onwards	642	35,833	107,345	143,178
Total long-term debt (Note 28)	762	42,531	209,328	251,859

Disclosure of Loans Explanatory

							Outstanding Amounts
				Repurchase Amount			2022				2021
Loan Amount	Issuance Date	Trustee	Terms	Php	Dates	Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
				(in millions)			(in millions)
Fixed Rate Notes(1)
PLDT
US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on January 23, 2031	—	—	—	295	(*)	16,490	(*)	295	(*)	15,017	(*)
PLDT
US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on June 23, 2050	—	—	—	294	(*)	16,402	(*)	293	(*)	14,954	(*)
							589		32,892		588		29,971

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

(1)
The purpose of this loan is to refinance the debt maturing in 2021, prepay outstanding loans and partially finance capital expenditures.

					Drawn	Cancelled Undrawn		Outstanding Amounts
					Amount	Amount		2022				2021
Loan Amount	Date of Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
U.S. Dollar Debts
Other Term Loans(1)
PLDT
US$200M Tranche A: US$150M; Tranche B: US$50M	February 26, 2015	MUFG Bank, Ltd.	Commencing 36 months after loan date, with semi-annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022	Various dates in 2015	200	—	February 24, 2022	—		—		15	(*)	764	(*)
Smart
US$100M	December 7, 2015	Mizuho Bank Ltd.	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022	Various dates in 2016	100	—	December 7, 2022	—	(*)	—	(*)	15	(*)	781	(*)
PLDT
US$25M	March 22, 2016	NTT TC Leasing Co., Ltd., or NTT TC Leasing	Non-amortizing, payable upon maturity on March 30, 2023	March 30, 2016	25	—	—	25	(*)	1,395	(*)	25	(*)	1,272	(*)
PLDT
US$25M	January 31, 2017	NTT TC Leasing	Non-amortizing, payable upon maturity on March 27, 2024	March 30, 2017	25	—	—	25	(*)	1,393	(*)	25	(*)	1,271	(*)
Smart
US$140M	March 4, 2020	PNB	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030	December 14, 2020	140	—	—	111	(*)	6,214	(*)	125	(*)	6,380	(*)
								161		9,002		205		10,468

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

(1)
The purpose of this loan is to finance the capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

				Date of	Payments		Outstanding Amounts
				Issuance/	Amount		2022		2021
Loan Amount	Agreement	Paying Agent	Terms	Drawdown	Php	Date	Php		Php
					(in millions)		(in millions)
Fixed Rate Retail Bonds(1)
PLDT
Php15,000M	January 22, 2014	Philippine Depositary Trust Corp.	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024	February 6, 2014	12,400	February 8, 2021	2,596	(*)	2,594	(*)

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

(1)
The purpose of this loan is to finance the capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2022		2021
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Term Loans
Unsecured Term Loans(1)
PLDT
Php2,000M	March 20, 2012	RCBC	Annual amortization rate of 1% on the fifth-year up to the ninth-year from the initial drawdown date and the balance payable upon maturity on April 12, 2022	April 12, 2012	2,000	—	January 12, 2022	—		1,900
PLDT
Php1,500M	April 2, 2014	AIA Life	Payable in full upon maturity on April 4, 2024	April 4, 2014	1,500	—	January 31, 2022	—		1,500
PLDT
Php1,000M	May 23, 2014	AIA Life	Payable in full upon maturity on May 28, 2024	May 28, 2014	1,000	—	February 28, 2022	—		1,000
PLDT
Php1,000M	June 9, 2014	LBP	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 13, 2024	June 13, 2014	1,000	—	June 13, 2022	—		930
PLDT
Php1,500M	July 28, 2014	Union Bank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on July 31, 2024	July 31, 2014	1,500	—	—	1,380		1,395
PLDT
Php2,000M	February 25, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on March 24, 2025	March 24, 2015	2,000	—	—	1,811	(*)	1,810
PLDT
Php3,000M	June 26, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 30, 2025	June 30, 2015	3,000	—	—	2,790		2,820
PLDT
Php5,000M	August 3, 2015	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on September 23, 2025	Various dates in 2015	5,000	—	—	4,650		4,700
								10,631		16,055

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

(1)
The purpose of this loan is to finance the capital expenditures and/or refinance existing loan obligations, which were utilized for service improvements and expansion programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2022		2021
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php5,000M	August 11, 2015	Metrobank	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025	September 1, 2015	5,000	—	—	4,642	(*)	4,690	(*)
Smart
Php5,000M	December 11, 2015	BPI	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025	December 21, 2015	5,000	—	—	4,642	(*)	4,689	(*)
Smart
Php5,000M	December 16, 2015	Metrobank	Annual amortization rate of 1% of the principal amount up to the tenth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026	December 28, 2015	5,000	—	—	4,641	(*)	4,688	(*)
Smart
Php7,000M	December 18, 2015	China Banking Corporation, or CBC	Annual amortization rate of 1% of the principal amount on the third-year up to the sixth-year from the initial drawdown date, with balance payable upon maturity on December 28, 2022	December 28, 2015 and February 24, 2016	7,000	—	June 28, 2022	—	(*)	4,199	(*)
PLDT
Php3,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on February 22, 2027	February 20, 2017	3,000	—	—	2,843	(*)	2,872	(*)
PLDT
Php6,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on August 30, 2023	August 30, 2016 and November 10, 2016	6,000	—	—	5,637	(*)	5,692	(*)
								22,405		26,830

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2022		2021
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php8,000M	July 14, 2016	Security Bank	Annual amortization rate of 1% of the total amount drawn payable semi-annually starting from the end of the first-year after the initial drawdown date until the ninth-year and the balance payable on maturity on March 1, 2027	February 27, 2017	8,000	—	—	7,182	(*)	7,338	(*)
PLDT
Php6,500M	September 20, 2016	BPI	Annual amortization rate of 1% on the first- year up to the sixth-year from initial drawdown date and the balance payable upon maturity on November 2, 2023	November 2, 2016 and December 19, 2016	6,500	—	—	6,105	(*)	6,165	(*)
Smart
Php3,000M	September 28, 2016	BDO	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026	October 5, 2016	3,000	—	—	2,820		2,850
Smart
Php5,400M	September 28, 2016	Union Bank	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023	October 24, 2016 and November 21, 2016	5,400	—	—	5,074	(*)	5,126	(*)
PLDT
Php5,300M(1)	October 14, 2016	BPI	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on December 19, 2023	December 19, 2016	5,300	—	—	981	(*)	5,027	(*)
Smart
Php2,500M(2)	October 27, 2016	CBC	Annual amortization rate of 10% of the amount drawn starting on the third-year up to the sixth-year, with balance payable upon maturity on December 8, 2023	December 8, 2016	2,500	—	December 9, 2022	—		1,750
								22,162		28,256

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

(1)
The amounts of Php1,500 million and Php2,500 million were prepaid on September 19, 2022 and December 19, 2022, respectively.
(2)
The outstanding balance amounting to Php1,750 million was prepaid on December 9, 2022.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2022		2021
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php4,000M(1)	October 28, 2016	Security Bank	Semi-annual amortization rate of 1% of the total amount drawn from first-year up to the ninth-year and the balance payable upon maturity on April 5, 2027	April 5, 2017	4,000	—	—	1,881	(*)	1,899	(*)
Smart
Php1,000M	December 16, 2016	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027	December 7, 2017	1,000	—	—	920	(*)	925	(*)
Smart
Php2,000M	December 22, 2016	LBP	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028	January 22, 2018	2,000	—	—	1,878	(*)	1,940
PLDT
Php3,500M	December 23, 2016	LBP	Annual amortization rate of 1% on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 5, 2027	April 5, 2017	3,500	—	—	3,317	(*)	3,350	(*)
Smart
Php1,500M	April 18, 2017	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth-year anniversary of the advance and the balance payable upon maturity on January 3, 2025	January 3, 2018	1,500	—	—	1,418	(*)	1,455
PLDT
Php2,000M	May 24, 2017	Security Bank	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027	May 29, 2017	2,000	—	—	1,890		1,910
								11,304		11,479

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

(1)
The amount of Php2,000 million was prepaid on May 29, 2017.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2022		2021
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php3,500M	July 5, 2017	LBP	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on July 12, 2027	July 10, 2017	3,500	—	—	3,325		3,360
PLDT
Php1,500M	August 29, 2017	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 3, 2028	April 2, 2018	1,500	—	—	1,443	(*)	1,458	(*)
Smart
Php1,000M	September 28, 2017	Union Bank	Annual amortization rate of 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth- year anniversary of the advance and the balance payable upon maturity on February 21, 2028	February 19, 2018	1,000	—	December 10, 2021	—		—
PLDT
Php2,000M	April 19, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 25, 2028	April 25, 2018	2,000	—	—	1,770	(*)	1,767	(*)
PLDT
Php1,000M	April 20, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on May 3, 2028	May 3, 2018	1,000	—	—	879	(*)	878	(*)
PLDT
Php2,000M	May 9, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	May 10, 2018	2,000	—	—	1,773	(*)	1,773	(*)
								9,190		9,236

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2022		2021
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php2,000M	May 25, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on May 28, 2024	May 28, 2018	2,000	—	—	1,916	(*)	1,933	(*)
Smart
Php1,500M	June 27, 2018	Development Bank of the Philippines, or DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on June 28, 2024	June 28, 2018	1,500	—	September 28, 2022	—		1,485
Smart
Php3,000M	July 31, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	August 10, 2018	3,000	—	—	2,867	(*)	2,894	(*)
Smart
Php5,000M	January 11, 2019	DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 6, 2029	May 6, 2019 September 2, 2019	2,000 3,000	—	—	4,830	(*)	4,865	(*)
PLDT
Php8,000M	February 18, 2019	Union Bank	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on July 11, 2029	July 11, 2019 September 6, 2019 October 1, 2019 November 5, 2019	3,000 2,000 1,000 2,000	—	—	8,053	(*)	7,822	(*)
Smart
Php4,000M	February 21, 2019	PNB	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the seventh-year anniversary of the initial drawdown date and the balance payable upon maturity on March 11, 2027	March 11, 2019	4,000	—	—	3,704	(*)	3,708	(*)
								21,370		22,707

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2022		2021
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php2,000M	April 11, 2019	Bank of China (Hong Kong) Limited, Manila Branch	Annual amortization rate equivalent to 1% of the amount of loan payable on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,931	(*)	1,949	(*)
PLDT
Php2,000M	July 1, 2019	PNB	Annual amortization rate equivalent to 1% of the total amount drawn from the facility on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,931	(*)	1,949	(*)
Smart
Php8,000M	September 25, 2019	CBC	Annual amortization rate equivalent to 10% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on October 2, 2029	October 2, 2019	8,000	—	—	6,901	(*)	7,635	(*)
Smart
Php4,000M	December 9, 2019	DBP	Annual amortization rate equivalent to 1% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on December 12, 2029	December 12, 2019	4,000	—	—	3,938	(*)	3,975	(*)
PLDT
Php4,500M	December 12, 2019	BPI	Annual amortization rate equivalent to 1% of the advance on the first year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2029	December 15, 2019	4,500	—	—	4,340	(*)	4,382	(*)
Smart
Php3,000M	January 20, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 24, 2030	January 24, 2020	3,000	—	—	2,871	(*)	2,893	(*)
								21,912		22,783

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2022		2021
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php5,000M	January 29, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 31, 2030	January 31, 2020	5,000	—	—	4,814	(*)	4,854	(*)
PLDT
Php4,000M	March 24, 2020	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year anniversary of the drawdown date and the balance payable upon maturity on March 27, 2028	March 26, 2020	4,000	—	—	3,800	(*)	3,827	(*)
PLDT
Php2,500M	March 30, 2020	MUFG Bank, Ltd.	Amortization rate equivalent to: (1) 20% of the amount drawn payable on the 30th, 48th, 54th and 72nd month from the drawdown date; (2) 0.50% of the amount drawn payable on the 36th, 42nd, 60th and 66th month from the drawdown date; and (3) 18% of the amount drawn payable upon maturity on October 2, 2026	April 2, 2020	2,500	—	—	1,992	(*)	2,488	(*)
PLDT
Php3,000M	May 20, 2020	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 28, 2030	May 28, 2020	3,000	—	—	2,923	(*)	2,951	(*)
Smart
Php4,000M	May 20, 2020	LBP	Annual amortization rate equivalent to 1% of principal amount of the loan starting on the first-year up to the ninth-year anniversary of the initial advance and the balance payable upon maturity on November 20, 2030	November 20, 2020	4,000	—	—	3,895	(*)	3,933
PLDT
Php3,000M	May 21, 2020	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2030	December 18, 2020	3,000	—	—	2,921	(*)	2,949	(*)
								20,345		21,002

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2022		2021
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php5,000M	February 9, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on February 16, 2032	February 15, 2021	5,000	—	—	4,918	(*)	4,965	(*)
Smart
Php3,000M	March 4, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 9, 2031	March 9, 2021	3,000	—	—	2,951	(*)	2,979	(*)
Smart
Php3,000M	March 5, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 25, 2031	May 25, 2021	3,000	—	—	2,951	(*)	2,979	(*)
Smart
Php4,000M	March 8, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 30, 2031	March 30, 2021	4,000	—	—	3,935	(*)	3,972	(*)
PLDT
Php3,000M	March 31, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on April 14, 2032	April 14, 2021	3,000	—	—	2,950	(*)	2,979	(*)
PLDT
Php2,000M	March 31, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on April 29, 2032	April 29, 2021	2,000	—	—	1,980		2,000
								19,685		19,874

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2022		2021
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php4,000M	April 14, 2021	Metrobank	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on June 8, 2032	June 8, 2021	4,000	—	—	3,974	(*)	3,971	(*)
Smart
Php3,000M	April 15, 2021	Metrobank	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on September 1, 2032	September 1, 2021	3,000	—	—	2,980	(*)	2,978	(*)
PLDT
Php3,000M	April 30, 2021	Metrobank	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year from drawdown date and the balance of 91% payable upon maturity on June 21, 2032	June 21, 2021	3,000	—	—	2,980	(*)	2,978	(*)
PLDT
Php3,000M	June 14, 2021	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year and tenth-year from drawdown date and equal amortization equivalent to 45.5% of the advance on the ninth-year and upon maturity on July 15, 2032	July 15, 2021	3,000	—	—	2,951	(*)	2,978	(*)
PLDT
Php4,000M	June 14, 2021	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year and tenth-year from drawdown date and equal amortization equivalent to 45.5% of the advance on the ninth-year and upon maturity on September 1, 2032	September 1, 2021	4,000	—	—	3,934	(*)	3,971	(*)
Smart
Php1,000M	September 28, 2021	BDO	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year from the drawdown date and the balance of 91% payable upon maturity on October 15, 2031	October 15, 2021	1,000	—	—	990		1,000
								17,809		17,876

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2022		2021
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php3,000M	November 17, 2021	BDO	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the sixth-year from the drawdown date and the balance of 94% payable upon maturity on November 22, 2028	November 22, 2021	3,000	—	—	2,951	(*)	2,978	(*)
PLDT
Php1,000M	November 24, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 1, 2033	December 1, 2021	1,000	—	—	990		1,000
PLDT
Php3,000M	November 24, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 17, 2033	December 17, 2021	3,000	—	—	2,949	(*)	2,978	(*)
PLDT
Php4,000M	November 24, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 17, 2033	December 17, 2021	4,000	—	—	3,932	(*)	3,970	(*)
PLDT
Php2,500M	December 10, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 17, 2031	December 17, 2021	2,500	—	—	2,475		2,500
Smart
Php3,000M	December 14, 2021	DBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the seventh-year from the drawdown date and the balance of 93% payable upon maturity on January 21, 2030	January 20, 2022	3,000	—	—	2,980	(*)	—
Smart
Php2,000M	December 14, 2021	DBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eight-year from the drawdown date and the balance of 92% payable upon maturity on January 20, 2031	January 20, 2022	2,000	—	—	2,000		—
PLDT
Php10,000M	January 31, 2023	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity	—	—	—	—	—		—
PLDT
Php5,500M	February 27, 2023	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity	—	—	—	—	—		—
ePLDT
Php8,000M	March 10, 2023	BPI	Semi-annual amortizations equivalent to 1% of the advance on the 1st to 5th year after drawdown date, 5% of the advance on the 6th to 9th year after drawdown date, and the balance of 75% payable on maturity date	—	—	—	—	—		—
PLDT
Php2,000M	March 22, 2023	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity	—	—	—	—	—		—
								18,277		13,426
								195,090		209,524

(*) Amounts are net of unamortized debt discount/premium and/or debt issuance cost.